CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2013	Dec. 31, 2012
CURRENT ASSETS:
Cash and cash equivalents	$ 2,592,945	$ 3,505,330
Accounts receivable-less allowance for doubtful accounts of $935,865 and $865,769	12,616,694	11,960,193
Contract Deposits	2,373,651	3,027,616
Other receivables-less allowance for doubtful accounts of $598,747 and $598,747	756,205	556,635
Advances to Suppliers	7,077,275	4,470,756
Prepayment and other current assets	5,597,984	4,069,975
Inventories, net	4,914,083	4,654,827
Tax receivable	372,935	328,208
Deferred tax asset	125,676	119,437
Total Current Assets	36,427,448	32,692,977
Property and equipment, net	3,164,065	2,895,523
Intangible assets, net	2,616,349	2,694,439
Total Assets	42,207,862	38,282,939
CURRENT LIABILITIES:
Short-term borrowings	2,477,715	2,407,200
Accounts payable	86,804	37,640
Advances from customers	317,947	248,940
Accrued expenses and other current liabilities	494,574	406,452
Taxes payable	82,750	401,574
Warranty obligation	348,591	338,671
Total Current Liabilities	3,808,381	3,840,477
OTHER LIABILITIES
Warrants liability	720,857	374,166
Total Liabilities	4,529,238	4,214,643
Commitments and Contingency
Equity
Common shares, $0.002731 par value, 18,307,038 shares authorized , 4,668,000 and 4,620,000 shares issued and outstanding at December 31, 2013 and 2012, respectively	12,749	12,618
Additional paid in capital	13,752,187	13,500,847
Retained earnings	18,143,344	16,147,723
Accumulated other comprehensive income	3,950,071	2,967,202
Total Dehaier Medical Systems Limited shareholders' equity	35,858,351	32,628,390
Non-controlling interest	1,820,273	1,439,906
Total equity	37,678,624	34,068,296
Total liabilities and equity	$ 42,207,862	$ 38,282,939